Management remuneration (Tables)	12 Months Ended
Dec. 31, 2022
Management Remuneration
Schedule of key management personnel for the provision

	2022	2021	2020

Short-term benefits	35,717	31,494	23,949
Other long-term benefits	-	1,052	4,544
Share-based payments remuneration	33,926	15,176	6,343
Total compensation	69,643	47,722	34,836